Notes Receivable, net and Other (Consideration) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Oct. 10, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 0		$ 0	$ 78	$ 976
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		$ 8,250
Note receivable - construction financing		3,543
Note receivable - certificate of occupancy		4,047
Other asset - future ownership rights of parking parcel		4,100
Other asset - free use of parking easement prior to development commencement		235
Other asset - reimbursement of parking fees while parking parcel is in development		462
Total		$ 20,637